Income Taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Operating Loss Carryforwards
Operating loss carryforward available to offset future taxable income	$ 44.4	$ 28.6	$ 0.3
Indefinite Life
Operating Loss Carryforwards
Operating loss carryforward available to offset future taxable income	$ 44.1